Basis of Preparation - Basis of preparation (Details) - DevvStream Corp [Member]	9 Months Ended	12 Months Ended
	Apr. 30, 2026	Jul. 31, 2025
Devv Holdings [Member]
Schedule of Subsidiaries [Line Items]
Place of incorporation	Vancouver, British Columbia	British Columbia, Canada
Ownership	100.00%	100.00%
Devvstream, Inc. (“DESG”) [Member]
Schedule of Subsidiaries [Line Items]
Place of incorporation	Delaware, USA	Delaware, USA
Ownership	100.00%	100.00%
DevvESG Streaming Finco Ltd (“Finco”) Member]
Schedule of Subsidiaries [Line Items]
Place of incorporation	British Columbia, Canada	British Columbia, Canada
Ownership	100.00%	100.00%
Sierra Merger Sub, Inc. [Member[
Schedule of Subsidiaries [Line Items]
Place of incorporation	Delaware, USA
Ownership	100.00%